REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of segment revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2021:

	Three months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2020:

	Three months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other revenues	217	152	1	—	370
Total revenues	$4,053	$1,120	$2,197	$—	$7,370

	Six months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other revenues	406	320	3	—	729
Total revenues	$10,582	$2,290	$4,644	$—	$17,516

	Three months ended June 30, 2021
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,401	$436	$716	$—	$3,553	$7,682	$11,235
Direct operating costs	(2,220)	(325)	(574)	(4)	(3,123)	(6,873)	(9,996)
General and administrative expenses	(41)	(18)	(17)	(30)	(106)	(147)	(253)
Equity accounted Company EBITDA (2)	5	32	20	—	57	22	79
Company EBITDA	145	125	145	(34)	381
Gain (loss) on acquisitions / dispositions, net (3)	—	—	170	—	170	8	178
Other income (expense), net (4)	(1)	1	—	—	—	(4)	(4)
Interest income (expense), net	(19)	(38)	(57)	(3)	(117)	(234)	(351)
Current income tax (expense) recovery	(30)	(1)	(32)	12	(51)	(67)	(118)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(2)	(15)	(10)	—	(27)	(5)	(32)
Company FFO	93	72	216	(25)	356
Depreciation and amortization expense (5)					(191)	(362)	(553)
Gain (loss) on acquisitions / dispositions, net (3)					(163)	1	(162)
Other income (expense), net (4)					(30)	(63)	(93)
Deferred income tax (expense) recovery					41	40	81
Non-cash items attributable to equity accounted investments (2)					(28)	(12)	(40)
Net income (loss)					$(15)	$(14)	$(29)
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(1)Company EBITDA, Company FFO and net income (loss) attributable to Unitholders include Company EBITDA, Company FFO, and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units and Special LP Units, respectively.
(2)The sum of these amounts equates to equity accounted income (loss), net of $7 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $16 million as per the unaudited interim condensed consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(97) million as per the unaudited interim condensed consolidated statements of operating results.
(5)For the three month period ended June 30, 2021, depreciation and amortization expense by segment is as follows: business services $121 million, infrastructure services $176 million, industrials $256 million, and corporate and other $nil.

	Six months ended June 30, 2021
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,323	$916	$1,487	$—	$6,726	$14,338	$21,064
Direct operating costs	(4,007)	(680)	(1,170)	(7)	(5,864)	(12,568)	(18,432)
General and administrative expenses	(75)	(35)	(40)	(52)	(202)	(302)	(504)
Equity accounted Company EBITDA (2)	8	60	40	—	108	67	175
Company EBITDA	249	261	317	(59)	768
Gain (loss) on acquisitions / dispositions, net (3)	—	—	572	—	572	740	1,312
Other income (expense), net (4)	(3)	—	—	—	(3)	(14)	(17)
Interest income (expense), net	(31)	(77)	(115)	(7)	(230)	(469)	(699)
Current income tax (expense) recovery (5)	(48)	(8)	(123)	22	(157)	(163)	(320)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(4)	(31)	(14)	—	(49)	(12)	(61)
Company FFO	163	145	637	(44)	901
Depreciation and amortization expense (6)					(373)	(722)	(1,095)
Impairment expense, net					(58)	(143)	(201)
Gain (loss) on acquisitions / dispositions, net (3)					60	451	511
Current income tax (expense) recovery (5)					9	—	9
Other income (expense), net (4)					(5)	(36)	(41)
Deferred income tax (expense) recovery					35	80	115
Non-cash items attributable to equity accounted investments (2)					(54)	(24)	(78)
Net income (loss)					$515	$1,223	$1,738
____________________________________
(1)Company EBITDA, Company FFO and net income (loss) attributable to Unitholders include Company EBITDA, Company FFO, and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units and Special LP Units, respectively.
(2)The sum of these amounts equates to equity accounted income (loss), net of $36 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $1,823 million as per the unaudited interim condensed consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(58) million as per the unaudited interim condensed consolidated statements of operating results.
(5)The sum of these amounts equates to current income tax (expense) recovery of $(311) million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the six month period ended June 30, 2021, depreciation and amortization expense by segment is as follows: business services $224 million, infrastructure services $348 million, industrials $523 million, and corporate and other $nil.

	Three months ended June 30, 2020
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$1,593	$485	$612	$—	$2,690	$4,680	$7,370
Direct operating costs	(1,503)	(344)	(500)	(3)	(2,350)	(3,935)	(6,285)
General and administrative expenses	(29)	(23)	(19)	(21)	(92)	(136)	(228)
Equity accounted Company EBITDA (2)	3	30	5	—	38	25	63
Company EBITDA	64	148	98	(24)	286
Gain (loss) on acquisitions / dispositions, net	—	—	—	—	—	(4)	(4)
Other income (expense), net (3)	1	(10)	1	—	(8)	(11)	(19)
Interest income (expense), net	(16)	(35)	(63)	(1)	(115)	(238)	(353)
Current income tax (expense) recovery	(9)	(2)	27	10	26	(49)	(23)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(1)	(14)	(1)	—	(16)	(6)	(22)
Company FFO	39	87	62	(15)	173
Depreciation and amortization expense (4)					(179)	(354)	(533)
Impairment expense, net					(11)	(18)	(29)
Other income (expense), net (3)					(87)	255	168
Deferred income tax (expense) recovery					12	55	67
Non-cash items attributable to equity accounted investments (2)					(17)	(6)	(23)
Net income (loss)					$(109)	$258	$149
____________________________________
(1)Company EBITDA, Company FFO and net income (loss) attributable to Unitholders include Company EBITDA, Company FFO, and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units and Special LP Units, respectively.
(2)The sum of these amounts equates to equity accounted income (loss), net of $18 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to other income (expense), net of $149 million as per the unaudited interim condensed consolidated statements of operating results.
(4)For the three month period ended June 30, 2020, depreciation and amortization expense by segment is as follows: business services $103 million, infrastructure services $163 million, industrials $267 million, and corporate and other $nil.

	Six months ended June 30, 2020
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$3,605	$983	$1,307	$—	$5,895	$11,621	$17,516
Direct operating costs	(3,468)	(691)	(1,028)	(5)	(5,192)	(9,994)	(15,186)
General and administrative expenses	(65)	(39)	(48)	(45)	(197)	(275)	(472)
Equity accounted Company EBITDA (2)	11	51	12	—	74	61	135
Company EBITDA	83	304	243	(50)	580
Gain (loss) on acquisitions / dispositions, net	46	—	(1)	—	45	134	179
Other income (expense), net (3)	3	(13)	1	—	(9)	(10)	(19)
Interest income (expense), net	(31)	(75)	(128)	5	(229)	(488)	(717)
Current income tax (expense) recovery	(18)	(4)	6	21	5	(103)	(98)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(2)	(21)	(2)	—	(25)	(11)	(36)
Company FFO	81	191	119	(24)	367
Depreciation and amortization expense (4)					(358)	(713)	(1,071)
Impairment expense, net					(63)	(79)	(142)
Other income (expense), net (3)					(183)	134	(49)
Deferred income tax (expense) recovery					59	106	165
Non-cash items attributable to equity accounted investments (2)					(57)	(33)	(90)
Net income (loss)					$(235)	$350	$115
____________________________________
(1)Company EBITDA, Company FFO and net income (loss) attributable to Unitholders include Company EBITDA, Company FFO, and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units and Special LP Units, respectively.
(2)The sum of these amounts equates to equity accounted income (loss), net of $9 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to other income (expense), net of $(68) million as per the unaudited interim condensed consolidated statements of operating results.
(4)For the six month period ended June 30, 2020, depreciation and amortization expense by segment is as follows: business services $213 million, infrastructure services $328 million, industrials $530 million, and corporate and other $nil.
The following is an analysis of the partnership’s assets by reportable operating segment as at June 30, 2021 and December 31, 2020:

	As at June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$21,199	$10,430	$21,819	$77	$53,525

	As at December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$19,884	$10,839	$23,929	$94	$54,746

Disclosure of segment revenues by timing of revenue recognition for revenue from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2021:

	Three months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$6,303	$239	$2,494	$—	$9,036
Services transferred over a period of time	1,128	638	53	—	1,819
Total revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other non IFRS 15 revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$10,967	$661	$5,272	$—	$16,900
Services transferred over a period of time	2,127	1,196	86	—	3,409
Total revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other non IFRS 15 revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2020:

	Three months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$2,863	$367	$2,159	$—	$5,389
Services transferred over a period of time	973	601	37	—	1,611
Total revenues from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other non IFRS 15 revenues	217	152	1	—	370
Total revenues	$4,053	$1,120	$2,197	$—	$7,370

	Six months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$8,199	$762	$4,564	$—	$13,525
Services transferred over a period of time	1,977	1,208	77	—	3,262
Total revenues from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other non IFRS 15 revenues	406	320	3	—	729
Total revenues	$10,582	$2,290	$4,644	$—	$17,516

Disclosure of segment revenues by geographical areas
The tables below summarize the partnership’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2021:

	Three months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$4,603	$89	$38	$—	$4,730
United States of America	77	307	1,023	—	1,407
Europe	717	318	616	—	1,651
Australia	1,193	—	18	—	1,211
Canada	569	21	120	—	710
Brazil	59	20	213	—	292
Mexico	—	—	200	—	200
Other	213	122	319	—	654
Total revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$8,141	$141	$86	$—	$8,368
United States of America	155	684	2,084	—	2,923
Europe	1,020	632	1,385	—	3,037
Australia	2,236	7	30	—	2,273
Canada	1,088	52	255	—	1,395
Brazil	107	23	406	—	536
Mexico	—	—	388	—	388
Other	347	318	724	—	1,389
Total revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064
The tables below summarize the partnership’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2020:

	Three months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$2,000	$112	$44	$—	$2,156
United States of America	12	370	883	—	1,265
Europe	233	349	417	—	999
Australia	1,016	2	20	—	1,038
Canada	336	21	106	—	463
Brazil	58	16	163	—	237
Mexico	—	—	135	—	135
Other	181	98	428	—	707
Total revenues from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other revenues	217	152	1	—	370
Total revenues	$4,053	$1,120	$2,197	$—	$7,370

	Six months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$6,257	$187	$91	$—	$6,535
United States of America	13	916	1,770	—	2,699
Europe	495	578	1,136	—	2,209
Australia	2,003	6	31	—	2,040
Canada	830	40	234	—	1,104
Brazil	201	39	369	—	609
Mexico	—	—	327	—	327
Other	377	204	683	—	1,264
Total revenues from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other revenues	406	320	3	—	729
Total revenues	$10,582	$2,290	$4,644	$—	$17,516